Document And Entity Information	0 Months Ended
Oct. 24, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Mar. 31, 2013
Registrant Name	DELAWARE GROUP CASH RESERVE
Central Index Key	0000230173
Amendment Flag	false
Document Creation Date	Oct. 24, 2013
Document Effective Date	Oct. 24, 2013
Prospectus Date	Jul. 29, 2013